Equity Method Investments (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Balance Sheet:
Real estate, net of depreciation	$ 22,188,399	$ 22,873,918
Other assets	394,866	341,334
Total assets	22,583,265	23,215,252
Mortgage payable	17,600,839	17,896,524
Other liabilities	139,465	155,151
Total liabilities	17,740,304	18,051,675
Stockholders' equity	4,842,961	5,163,577
Total liabilities and stockholders' equity.	22,583,265	23,215,252
Operating Statements:
Rental revenues	2,670,382	2,662,547
Operating expenses	(980,362)	(1,014,131)
Income before debt service, acquisition costs, and depreciation and amortization	1,690,020	1,648,416
Mortgage interest	(763,363)	(774,973)
Acquisition costs	0	0
Depreciation and amortization	(792,069)	(781,965)
Net income (loss)	134,588	91,478
Net (income) loss attributable to JV partners	(109,900)	(72,336)
Net Income Loss Equity Method Investment Total	24,688	19,142
Amortization of deferred financing costs paid on behalf of joint ventures	(1,284)	(1,284)
Equity in earnings (loss) of unconsolidated joint ventures	$ 23,404	$ 17,858